REVENUE - Additional Information, Expected timing of Satisfaction (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-01-01	12 Months Ended
Dec. 31, 2017
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation expected timing percentage	90.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years